Use of Special Purpose Entities - Consolidated VIE Income and Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Interest income
Loans, held-for-investment	$ 27,009	$ 31,623	$ 90,118	$ 88,710
Total interest income	31,890	39,645	104,282	110,143
Interest expense
Securitized debt obligations	(4,233)	(2,996)	(13,174)	(7,261)
Total interest expense	(14,097)	(13,624)	(42,043)	(34,712)
Net interest income before provision for loan losses	17,793	26,021	62,239	75,431
Provision for loan losses	(488)	(4,112)	(4,689)	(15,859)
Net interest income after provision for loan losses	17,305	21,909	57,550	59,572
Other income (expense)
Other income	1,729	3,999	5,335	9,985
Loan servicing expense	(1,830)	(771)	(3,889)	(3,640)
Professional fees	(3,120)	(1,567)	(8,573)	(5,827)
Operating expenses	(3,373)	(3,448)	(11,185)	(8,349)
Total other income (expense)	(12,448)	(8,845)	(36,061)	(24,774)
Realized gain (loss)
Total realized gain	2,454	2,989	3,720	2,368
Net income attributable to Sutherland Asset Management Corporation	8,794	12,314	25,115	33,028
VIEs
Interest income
Loans, held-for-investment	11,704	15,462	41,034	29,106
Total interest income	11,704	15,462	41,034	29,106
Interest expense
Securitized debt obligations	(4,233)	(2,996)	(13,174)	(7,261)
Total interest expense	(4,233)	(2,996)	(13,174)	(7,261)
Net interest income before provision for loan losses	7,471	12,466	27,860	21,845
Provision for loan losses	(681)	(479)	(1,966)	(1,597)
Net interest income after provision for loan losses	6,790	11,987	25,894	20,248
Other income (expense)
Other income	20	91	21	384
Loan servicing expense	(775)	(512)	(2,503)	(865)
Professional fees		(1)	(43)	(1)
Operating expenses	(34)	(75)	(475)	(244)
Total other income (expense)	(789)	(497)	(3,000)	(726)
Realized gain (loss)
Realized -gain on loans, held-for-investment	(11)	480	294	79
Real estate acquired in settlement of loans		(54)	(157)	(103)
Securitized debt obligations	(60)	(61)	(202)	(61)
Total realized gain	(71)	365	(65)	(85)
Net income attributable to Sutherland Asset Management Corporation	$ 5,930	$ 11,855	$ 22,829	$ 19,437